Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies

2. Summary of Accounting Policies

Basis of Accounting

The Plan financial statements are presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ materially from those estimates.

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Net appreciation in fair value of investments consists of realized gains and losses and unrealized appreciation and depreciation on investments. Realized and unrealized (depreciation)/appreciation in the fair value of investments is based on the difference between the fair value of the assets at the beginning of the year, or at the time of purchase for assets purchased during the year, and the related fair value on the day investments are sold with respect to realized appreciation (depreciation), or on the last day of the year for unrealized appreciation (depreciation). Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants

Notes receivable from participants are valued at their unpaid principal balance plus accrued interest. The Plan considers all notes receivable from participants at the end of a calendar quarter, following a calendar quarter for which there is any outstanding payment due, as in default. Defaulted notes receivable from participants are deemed distributed and recorded as benefits paid to participants in the statements of changes in net assets available for benefit.

Contributions

Participant deferral contributions and related discretionary matching contributions are recognized in the plan year during which the Company makes the respective payroll deduction from the participant’s compensation. Discretionary employer profit sharing contributions, if any, are recognized in the plan year to which the participant’s compensation relates.

Payment of Benefits

Benefits are recorded when paid.

Risks and Uncertainties

The Plan invests in funds that invest in a combination of stocks, bonds, fixed income securities and other investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term would materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.

The fair value of the Plan’s investment in the Hecla Common Stock Fund amounted to $60,881,955 and $19,749,966, including money market funds of $211,945 and $122,906, as of December 31, 2025 and 2024, respectively. Such investments represented 26.0% and 12.1% of the Plan’s total net assets available for Plan benefits as of December 31, 2025 and 2024, respectively. For risks and uncertainties regarding the Company, participants should refer to the December 31, 2025, Form 10-K of the Company filed with the Securities and Exchange Commission (“SEC”) on February 17, 2026.